Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Accounting Estimate
Independent research and development	$ 22	$ 21	$ 24
Assets held in rabbi trusts	40	33
Asset Retirement Obligation, Roll Forward Analysis
Balance, beginning	25	25	20
Obligation relating to the future retirement of a facility		1	5
Revision of estimate		(3)
Accretion expense		2
Balance, ending	25	25	25
Valuation allowance	12	21
Percent likliehood of unfavorable settlement of uncertain income tax benefit	50.00%
Maturity period of cash equivalents	90 days
Workers' compensation discount rate	2.16%	1.59%
Workers' compensation benefit obligations on an undiscounted basis	792	719
Amortization period of prior service costs	10 years
Amortization threshold for actuarial gains (losses)	10.00%
Amortization period of actuarial gains (losses)	10 years
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate
Increase (decrease) in operating income due to net cumulative catch-up adjustments	$ 113	$ 62	$ 54
Increase (decrease) in diluted earnings per share due to net cumulative catch-up adjustments	$ 1.46	$ 0.80	$ 1.10